File No. 33-54569
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES 16
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on February 11, 1997) pursuant to paragraph
      (b) of Rule 485.
  E.  Title and amount of securities being registered:
      330,377 Units
  F. Proposed maximum offering price to the public of the securities being registered:
      $4,553,090.63**
  * Estimated solely for the purpose of calculating the registration fee, at $13.78 per unit.
  G. Amount of filing fee, computed at one-thirty-third of 1 percent of the proposed maximum aggregate offering price to the public:
      $100.00*
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  * The method of calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.The total amount of units redeemed or repurchased during the previous fiscal year ending 1995 is 306,434. There have been no previous filings of post-effective amendments during the current fiscal year 306,434 redeemed or repurchased units are being used to reduce the filing fee for this amendment.

                     PAINEWEBBER EQUITY TRUST, GROWTH STOCK
                                    SERIES 16
                              Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.
  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.
  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

          PaineWebber Equity Trust
         Growth Stock Series Sixteen
           (The New Growth Stocks)
558,000 Units
  The investment objective of this Trust is to provide for capital appreciation through an investment in equity stocks having, in Sponsor's opinion on the Initial Date of Deposit, an above average potential for capital appreciation. The value of the Units will fluctuate with the value of the portfolio of underlying securities.

 The minimum purchase is $1,000, except that the minimum purchase in connection with an Individual
Retirement Account (IRA) or other tax-deferred retirement plan is $250. Only whole Units may be purchased.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND COMMISSION OR
ANY STATE SECURITIES COMMISSION NOR HAS THE
COMMISSION OR ANY STATE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO CONTRARY IS A CRIMINAL OFFENSE.

THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST
HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE
ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN
ACQUIRED BY THE SPONSOR EITHER BY PURCHASE FROM
THE TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR
IN THE SECONDARY MARKET.

  SPONSOR:
   PaineWebber
    Incorporated
        Read and retain this prospectus for
        future reference.
Prospectus dated February 11, 1997

Essential Information Regarding The Trust

 The Trust. The objective of the PaineWebber
Equity Trust, Growth Stock Series 16 (the
"Trust") is to provide for capital appreciation through an investment in equity stocks which have, in the Sponsor's opinion, on the Initial
Date of Deposit, an above-average potential for capital appreciation (referred to herein alternatively as either the "Stocks" or the "Securities").

 The Trust will seek to achieve its objective of capital appreciation through an investment in a diversified portfolio of Stocks issued by companies that PaineWebber believes are likely to benefit from a return to potential outperformance by growth stocks. PaineWebber uses the term
"growth stocks" to mean those stocks whose earnings growth rate is greater than that of the market as a whole, as defined by the S&P 500.*
PaineWebber's Strategy Group, in conjunction with PaineWebber's industry analysts, selected those companies to be included in the portfolio which they believe are most likely to benefit from the anticipated trend towards growth stocks which PaineWebber forecasts.

 Summary of Risk Factors. There are certain investment risks inherent in unit trust portfolios which hold equity securities. The equity securities may appreciate or depreciate in value or pay dividends depending on the full range of economic and market influences affecting corporate profitability, the financial condition of the issuers, the prices of equity securities, the condition of the stock markets in general and the prices of the stocks in particular. In addition, rights of common stock holders are generally inferior to those of holders of debt obligations or preferred stock. In addition the American Depositary Receipts ("ADRs") and, the equity securities of foreign issuers ("Foreign
Stocks") which are denominated in currencies other than the U.S. dollar held in the Trust
Portfolio, are susceptible to additional risks, such as currency exchange rate fluctuations as well as potential future political and economic developments which might adversely affect the payment or receipt of payment on dividends. Also, foreign securities markets in general have substantially less volume than U.S. markets and Foreign Stocks may be less liquid and experience greater price volatility than securities of comparable domestic companies. See "Risk Factors and Special Considerations" for a discussion of these risks. The Trust's portfolio has been diversified among various industry groups in an attempt to limit the risks inherent in owning a portfolio of stock. The stocks may be categorized by industry groups as shown in the table below under the caption "The Composition of the Portfolio." There is no assurance, however, that such diversification will eliminate an investor's risk of earnings or market price volatility or trading liquidity. There can also be no assurance that the Trust portfolio will remain constant during the life of the Trust. Certain events might occur which could lead to the elimination of one or more Stocks from the Portfolio (see:
"Administration of the Trust--Portfolio
Supervision"), thereby reducing the diversity of the Trust's investments. Further, under certain circumstances, if a tender offer is made for any of the Stocks in the Trust, or in the event of a merger or reorganization, the Trust will either tender the Stocks or sell them as more fully described under the caption "The Trust".

           The Composition of The Portfolio.

 PaineWebber's economists forecast that bond yields, near their peak, should decline slightly over the next few years. PaineWebber forecasts that, as interest rates fall, the relative price to earnings ratio (P/E) of growth stocks should expand. As the P/E of the entire market expands with falling rates, growth stocks should benefit from both the rise in the market's P/E and an increasing relative P/E for growth. Stocks with growth rates greater than the market's should get a P/E benefit from lower interest rates that is more than the benefit for the overall market.

 PaineWebber asserts that the major challenge for investors seeking to return to investments in growth stock is to buy stocks that really are growth stocks. In PaineWebber's view, investors should resist the impulse to return to investing in the growth stocks which may have done well in the last cycle, but have since fallen out of favor. This is because the identity of what constitutes a "growth industry" or "growth stock" is always changing.

 Below are industries and sectors that because of a secular, structural change--such as a demographic trend (e.g., the aging of baby boomers), a major political development (e.g., the decline of communism) or a technological change (e.g., the proliferation of personal computers)--present firms with excellent opportunities for earnings growth. PaineWebber's professionals have identified the following five themes they feel will foster heightened growth prospects over the next several years.

 1. U.S. Demographics. Between 1994 and 2000, the
number of Americans aged 35 - 55 will increase by
11 million, accounting for fully 71% of the total
increase in U.S. population. These baby boomers
are the core of what PaineWebber calls the "new
American consumer". PaineWebber classifies this
consumer as one who wants convenience, value and
products that are better and better for you.
PaineWebber believes that firms which may be
leaders in an existing product or service
category and, in particular those in under-
developed product lines, have an opportunity to
generate substantial earnings growth by capturing
rising shares of rapidly expanding markets.
________________
  * The Standard & Poor's 500 Index (the "S&P
500") is an unmanaged index of 500 stocks calculated under the auspices of Standard &
Poor's, which, in PaineWebber's view, constitutes a broadly diversified, representative segment of the market of publicly traded stocks in the United States.
 In addition, PaineWebber sees a special
demographic opportunity in the U.S. Hispanic market, whose population is forecast to grow three times as rapidly as the overall U.S.
population as we near the next century. This creates an opportunity both for companies serving the Hispanic market and for states such as Florida and Texas that attract many Hispanic people.

 2. Healthcare. PaineWebber believes that, although there are still opportunities among selected drug and medical device stocks, investors should also look to companies participating in the consolidation of healthcare services. However, PaineWebber thinks such consolidation is not the only attractive opportunity in the healthcare industry.
PaineWebber cites three reasons why it believes healthcare is still a growth sector.

 * Demography. The fastest growing age group from 1994 to 2000 will be 45-55 year olds, who are still generally healthy but are starting to develop medical problems. The second fastest growing group in percentage terms is Americans aged 75 and above, who are by far the heaviest consumers of health care. Similar trends exist in Japan and Western Europe.

 * Technology. Due to advances in biotechnology, electronics, material science and many other areas, companies continue to generate many new good products that allow people to live longer.
The United States is the global leader in these areas by a wide margin.

 * Politics. Because of recent voter resentment of proposals to control the price of or limit the amount or quality of healthcare that middle class patients receive, PaineWebber believes that any healthcare reform that does occur will simply be a new entitlement that increases overall demand for healthcare.

 Two other areas of healthcare-related growth, in PaineWebber's view, are biotechnology companies with patented, value-added products and health service providers, including nursing homes and well-managed providers in the home health care sector.

 3. Emerging Markets Consumerism. An enormous economic development of the recent past has been the introduction of capitalism, or at least a more pure and powerful strain of capitalism, to over 3.2 billion people in China, India, the former Soviet Empire, Latin America and Southeast
Asia. Vietnam and South Africa have become more accessible to American businesses, and
PaineWebber believes Cuba probably is not far behind. At the same time, international trade has been fostered by trade agreements such as NAFTA, GATT, the European Union and the Mercosur agreement between Brazil, Argentina, Paraguay and Uruguay, which raise living standards by fostering intraregional trade.

 Because the United States is the world's largest consumer culture with considerable stature and influence beyond its borders, the dramatic advance of capitalism creates a huge opportunity for U.S. firms that produce and sell items considered commonplace within the U.S. (e.g., cigarettes, razors, soap, soda, beer, sneakers and chewing gum). PaineWebber believes this opportunity is, for a few select firms, even bigger and more captivating than it seems, be-cause of characteristics found in many of these emerging markets, including rapid population growth, limited competition, rapid income growth, young populations poised to increase consumption, large numbers of "middle class" citizens and the greater economic impact from life-style changes.

 4. Emerging Markets Infrastructure. If, as
PaineWebber expects, emerging markets register rapid GDP growth over the next several years, investment in infrastructure will be both a major force behind this growth and an indispensable prerequisite for it. Just as the United States required heavy capital investment in canals, railroads and telegraph lines during the nineteenth century, so do emerging economies today need highways, airports, telephone systems, electricity and sewage systems. Water treatment is one example of an excellent infrastructure opportunity in both developing and emerging economies.

 In PaineWebber's opinion, enormous investments in infrastructure will take place, creating opportunities for well-placed firms. Of course, investors must recognize the possibility of a disruption in capital flows due to political turmoil or global financial downturns which could conceivably halt foreign investment.

 PaineWebber believes that the most leveraged plays on this anticipated massive investment are foreign companies, although strong demand from emerging markets is also a significant benefit for U.S. industrial firms. Many of these companies operate in mature industries where top-line growth is difficult to generate, so the incremental demand coming from emerging markets is very important to them.

 5. The Information Highway. PaineWebber believes that the long-term growth prospects of the information highway are still promising. But, the best investments tend to be familiar companies that are currently profitable and not making large expenditures in the information highway which might not pay off for years and years, if ever.

 PaineWebber projects that, in the near term, rapid growth will be in companies involved in the personal computer (PC) side of the information highway. In PaineWebber's view, the safest way to invest in the PC explosion is in dominant companies that are low-cost producers (for example, of chips, computers, printers and software) or who set industry standards, or both.
Other targeted areas of growth selected by PaineWebber are companies which sell copyrighted content to be distributed over the information highway and wireless communications, which is the fastest growing part of the U.S.
telecommunications industry.

 Taking all of these factors described above into
account, PaineWebber's research professionals
have selected certain stocks in the industries
listed below which they believe will benefit from
their participation in one or more of the five
themes, described above, which are expected to be
the leaders of the next growth cycle. In
PaineWebber's search for such potential growth
stocks, there was no particular bias toward large
capitalization or small capitalization issues. In
PaineWebber's view, the list below which they
have assembled is fairly evenly distributed among
small-capitalization, mid-capitalization and
large-capitalization stocks. These are common
stocks issued by companies who may receive income
and derive revenues from multiple industry
sources but whose primary industry is listed in
the "Schedule of Investments."
                              Approximate Percentage of
Primary Industry Source       Aggregate Market Value of the Trust
Advertising                       2.31%
Banking/Finance                   2.23
Biotechnology                     8.43
Building Materials                 .78
Cellular/Paging Communication     3.92
Construction                       .51
Computer Hardware/Software        7.46
Consumer/Household Products       4.43
Consumer Finance                  1.13
Electrical                        1.74
Electronic/Semi-Conductor        10.53
Entertainment                     5.18
Food/Beverage                     4.00
Food Retailer                     6.34
Healthcare/Hospitals              2.44
Investment Conglomerate           1.45
Machinery                         2.36
Medical Delivery Services;        8.96
Motor Vehicle Parts               3.45
Packaging                         1.68
Power Utility                     1.14
Publishing                        1.76
Radio Network                      .55
Real Estate Development           1.87
Specialty Retailer                4.76
Telecommunications                1.40
Television/Cable Networks         2.96
Water Treatment                   6.23

 The following table categorizes the Portfolio
Securities by the five themes which PaineWebber
believes will be the leaders in the next growth
cycle. Some of the Stocks may fall into more than
one category.
U.S. Demographics:    Barnes & Noble, Barnett Banks, A.H. Belo,
                      General Nutrition, Home Shopping Network,
                      Littelfuse, Ply-Gem Industries, Special
                      Devices, Starbucks, Whole Foods Market,
                      World Acceptance
Healthcare:           Amgen, Apria Healthcare, Biogen, Boston
                      Scientific, Chiron, Columbia/HCA, Genzyme,
                      Integrated Health, Medtronic
Emerging Markets Consumerism:  BAESA, Coca-Cola, Crown Cork, and
                      Seal, Walt Disney Company, Gillette, Grupo
                      Radio, Omnicom, Proctor & Gamble, Time Warner,
                      Viacom, Wrigley
Emerging Markets Infrastructure:  AlliedSignal, China Light & Power,
                      Emerson Electric, Empresas ICA, Ionics, Grupo
                      Iusacell, Motorola, Nokia, Sun Hung Kai,
                      Superior Industries, Swire Pacific, Telecom
                      Argentina, Telefonos de Mexico, TRW, U.S. Filter
Information Highway:  Bell Cablemedia, Compaq, CUC International,
                      Walt Disney Company, Hewlett-Packard, Intel,
                      Microsoft, Motorola, Nokia, Oracle, Systems,
                      Paging Network, Rogers Cantel, Time Warner,
                      United Video Satellite, Viacom, Vodafone

 Additional Deposits. After the first deposit on the Initial Date of Deposit the Sponsor may, from time to time, cause the deposit of additional
Securities in the Trust where additional Units are to be offered to the public, maintaining the original percentage relationships between the number of shares of Stock deposited on the Initial Date of Deposit, subject to certain adjustments. Costs incurred in acquiring such additional Stocks which are either not listed on any national securities exchange or are ADRs or Foreign Stocks, including brokerage fees, stamp taxes and certain costs associated with foreign trading incurred in purchasing such additional
Stocks, will be borne by the Trust. Investors pur-chasing Units during the initial public offering period will experience a dilution of their investment as a result of such brokerage fees and other expenses paid by the Trust during additional deposits of Securities purchased by the Trustee with cash or cash equivalents pursuant to instructions to purchase such Securities. (See "The Trust" and "Risk Factors and Special Considerations".)

 Termination. Unless advised to the contrary by the Sponsor, the Trustee will begin to sell the Securities held in the Trust twenty days prior to the Mandatory Termination Date. Moneys held upon such sale or maturity of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. During the life of the Trust, Securities will not be sold to take advantage of market fluctuations. The Trust will terminate approximately five (5) years after the Initial Date of Deposit regardless of market conditions at the time. (See "Termination of the Trust" and "Federal Income Taxes".)

 Public Offering Price. The Public Offering Price per Unit is computed by dividing the Trust Fund
Evaluation, including the U.S. dollar value of the Foreign Stocks based on the applicable currency exchange rate calculated at the Evaluation Time, by the number of Units outstanding and then adding a sales charge of 3.75% of the Public Offering Price (3.90% of the net amount invested). The sales charge is reduced on a graduated scale for volume purchasers and is reduced for certain other purchasers. Units are offered at the Public Offering Price computed as of the Evaluation Time for all sales subsequent to the previous evaluation. The Public Offering
Price on the Initial Date of Deposit, and on subsequent dates, will vary from the Public
Offering Price set forth on page 8. (See "Public
Offering of Units--Public Offering Price".)

 Distributions. The Trustee will make
distributions on the Distribution Dates. (See
"Distributions" and Administration of the
Trust".) Upon termination of the Trust, the Trustee will distribute to each Unitholder of record on such date his pro rata share of the Trust's assets, less expenses. The sale of Securities in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

 Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order, including the U.S.
dollar value of the Foreign Stocks based on the applicable currency exchange rate calculated at the Evaluation Time, plus the applicable sales charge. (See "Public Offering of Units--Public
Offering Price" and "Valuation".) If a secondary market is not maintained, a Unitholder may dispose of his Units only through redemption.
With respect to redemption requests in excess of $100,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units
"in kind" by distributing Securities to the redeeming Unitholder. (See "Redemption".)

                 THE TRUST
 The Trust is one of a series of similar but separate unit investment trusts created under New
York law by the Sponsor pursuant to a Trust
Indenture and Agreement* (the "Indenture") dated as of the Initial Date of Deposit, between PaineWebber Incorporated, as Sponsor and
Investors Bank & Trust Company and The First
National Bank of Chicago, N.A., as Co-Trustees
(the "Trustee"). The objective of the Trust is capital appreciation through an investment in equity stocks having, in Sponsor's opinion on the Initial Date of Deposit, potential for capital appreciation.

 On the Initial Date of Deposit, the Sponsor deposited with the Trustee confirmations of contracts for the purchase of Stocks together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price. The value of the Stocks was determined on the basis described under "Valuation". In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Sponsor a receipt for Units representing the entire ownership of the Trust.

 With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relationship between the Securities in the Trust
(determined by reference to the number of shares of Stock). The Sponsor may, from time to time, cause the deposit of additional Securities in the Trust when additional Units are to be offered to the public, maintaining as closely as practicable the original percentage relationship between the Securities deposited on the Initial Date of Deposit and replicating any cash or cash equivalents held by the Trust (net of expenses).
The original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event, to reflect a sale or maturity of Security or to reflect a merger or reorganization. Stock dividends, if any, received by the Trust will be sold by the Trustee and the proceeds therefrom shall be distributed on the next Income Account
Distribution Date.

 On the Initial Date of Deposit each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust". However, if additional Units are issued by the Trust (through the deposit of additional
Securities for purposes of the sale of additional
Units), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining
Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See "Termination of the Trust".)

RISK FACTORS AND SPECIAL CONSIDERATIONS

 An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not anticipate in other amounts available for distribution by the issuing corporation. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity.
Additionally, the value of the Stock in the Trust may be expected to fluctuate over the life of the Trust.

 In addition, there are investment risks common to all equity issues. The Stocks may appreciate or depreciate in value depending upon a variety of factors, including the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, changes in national or worldwide economic conditions, and the prices of equity securities in general and the Stocks in particular. Distributions of income, generally made by declaration of dividends, is also dependent upon several factors, including those discussed above in the preceding sentence.

 Certain of the Stocks in the Trust are ADRs and Foreign Stocks, which are subject to additional risks. (See "Schedule of Investments" herein.)
ADRs evidence American Depositary Shares, which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. ADRs and Foreign Stocks involve certain investment risks that are different from those experienced by stocks issued by domestic issuers. These investment risks include potential future political and economic developments and the potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or receipt of payment of dividends on such Foreign Stocks and ADRs. ADRs and Foreign
Stocks may also be subject to current foreign taxes, which could reduce the yield on such securities. Also, certain foreign issuers are not subject to reporting requirements under certain
U.S. securities laws and therefore may make less information publicly available than that afforded by their domestic counterparts. Further, foreign issuers are not necessarily subject to uniform financial reporting, auditing and accounting standards, requirements and practices such as are applicable to domestic issuers. These factors may have an impact on general market prices for the stocks of such issuers.

 In addition, Foreign Stocks generally are denominated in non-U.S. currency, and pay dividends and trade in such foreign currency. The securities underlying the ADRs held in the Trust are also generally denominated, and pay dividends, in foreign currency. An investment in securities denominated and principally traded in foreign currencies involves investment risk substantially different than an investment in securities that are denominated and principally traded in U.S. dollars. This is due to currency exchange rate risk, because the U.S. dollar value of the Foreign Stocks and the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign ex-change rates for the relevant currency in which the Foreign Stocks and the shares underlying the ADRs are denominated. PaineWebber observes that most foreign currencies have fluctuated widely in value against the U.S. dollar for many reasons, including the soundness of the world economy, supply and demand of the relevant currency, and the strength of the relevant regional economy as compared to the economies of the United States and other countries. Exchange rate fluctuations are also dependent, in part, on a number of economic factors including economic conditions within the relevant country, interest rate differentials between currencies, the balance of imports and exports of goods and services, and transfer of income and capital from one country to another. These economic factors in turn are influenced by a particular country's monetary and fiscal policies, perceived political stability
(particularly with respect to transfer of capital) and investor psychology, especially that of institutional investors predicting the future relative

________________
*Reference is hereby made to said Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
strength or weakness of a particular currency. As a general rule, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of infla-tion and deficits in the balance of trade.

 The foreign exchange transactions may be conducted by the Trustee with foreign exchange dealers acting as principals either on a spot
(i.e., cash) buying basis or on a forward foreign exchange transaction on the date the Trust is due to receive the applicable foreign currency, e.g., a dividend payment date for a Foreign Stock.
These forward foreign exchange transactions will generally be of as short a duration as practicable and will generally settle on the date of receipt of the applicable foreign currency involving specific receivables or payables of the Trust accruing in connection with the purchase and sale of its Foreign Stocks and income received on the Foreign Stocks. These transactions are accomplished by contracting to purchase or sell a specific currency at a future date and price set at the time of the contract.
The cost to the Trust of engaging in these foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. The relevant exchange rate used for evaluations of Foreign Stocks will include the cost of buying or selling, as the case may be, any forward foreign exchange contract in the relevant security, if any are purchased or sold.

 In general, foreign securities are not
registered under the Securities Act of 1933 and may not be exempt from the registration requirements of the Act. Sales of non-exempt securities in United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of Foreign Stocks will generally be effected by the Trustee only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Foreign Stocks, investors should realize that the Foreign Stocks may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. Even though the Foreign Stocks are listed, the principal trading market for such Foreign Stocks may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Foreign Stocks may depend on whether dealers will make a market in the Foreign Stocks. There can be no assurance that a market will be made for any of the Foreign
Stocks, that any market for the Foreign Stocks will be maintained or that there will be sufficient liquidity of the Foreign Stocks in any markets so made. The price at which the Foreign
Stocks may be sold to meet redemptions and hence the value of the Trust may be adversely affected if trading markets for the Foreign Stock are lim-ited or absent.

 Investors should note that the creation of additional Units subsequent to the Initial Date of Deposit may have an effect upon the value of previously existing Units. To create additional
Units the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase
Securities in amounts sufficient to maintain, to the extent practicable, the percentage relationship among the Securities based on the price of the securities at the Evaluation Time on the date the cash is deposited. To the extent the price of a Security or the relevant currency exchange rate increases or decreases between the time cash is deposited with instructions to purchase the Security and the time the cash is used to purchase the Security, Units will represent less or more of that Security and more or less of the other Securities in the Trust.
Unitholders will be at risk because of price and currency fluctuations during this period since if the price of shares of a Security increases, Unitholders will have an interest in fewer shares of that Security, and if the price of a Security decreases, Unitholders will have an interest in more shares of that Security, than if the Security had been purchased on the date cash was deposited with instructions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase Securities as close as possible to the Evaluation Time or at prices as close as possible to the prices used to evaluate the Trust at the Evaluation Time. Thus price and currency fluctuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs incurred in connection with the acquisition of Securities not listed on any national securities exchange (due to differentials between bid and offer prices for the Securities) and brokerage fees, stamp taxes and other costs associated with foreign trading incurred in purchasing Foreign
Stocks will be at the expense of the Trust and will affect the value of every Unitholder's
Units.

 In the event a contract to purchase a Stock to be deposited on the Initial Date of Deposit or any other date fails, cash held or available under a letter or letters of credit, attributable to such failed contract may be reinvested in another stock or stocks having characteristics sufficiently similar to the Stocks originally deposited (in which case the original proportionate relationship shall be adjusted) or, if not so reinvested, distributed to Unitholders of record on the last day of the month in which the failure occurred. The distribution will be made twenty days following such record date and, in the event of such a distribution, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract.

 Because the Trust is organized as a unit investment trust, rather than as a investment company, the Trustee and the Sponsor do not have authority to manage the Trust's fully in an attempt to take advantage of various market conditions to improve the Trust's asset value, but may dispose of Securities only under limited circumstances. (See the discussion below relating to disposition of stocks which may be the subject of a tender offer, merger or reorganization and also the discussion under the caption
"Administration of the Trust--Portfolio
Supervision".)

 Certain of the Stocks may be attractive
acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock pursuant to the terms of its offer. Payment generally takes the form of cash, securities (typically bonds or notes), or cash and securities. Pursuant to federal law a tender offer must remain open for at least 20 days and withdrawal rights apply during the entire offering period. Frequently offers are conditioned upon a specified number of shares being tendered and upon the obtaining of financing. There may be other conditions to the tender offer as well. Additionally, an offeror may only be willing to accept a specified number of shares. In the event a greater number of shares is tendered, the offeror must take up and pay for a pro rata portion of the shares deposited by each depositor during the period the offer remains open. The Agreement sets forth criteria to be applied in the event of a tender offer, merger or reorganization involving one or more of the Stocks in the Trust.

              FEDERAL INCOME TAXES

 The Trust intends to qualify for and elect tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By qualifying for and electing such treatment, the Trust will not be subject to federal income tax on taxable income or net capital gains distributed to Unitholders provided it distributes 90% or more of its taxable income (exclusive of net capital gains).
However, a 4% excise tax is imposed on regulated investment companies that fail to distribute all but a de minimis amount of their income and gain.
The Trust intends to distribute all of its income, including capital gains, annually.

 In any taxable year, the distributions of any ordinary income (such as dividends) and any net short-term capital gain will be taxable as ordinary income to Unitholders. A distribution paid shortly after a purchase of shares may be taxable even though, in effect, it may represent a return of capital to Unitholders. A dividend paid by the Trust in January will be considered for federal income tax purposes to have been paid by the Trust and received by the Unitholders on the preceding December 31, if the dividend was declared in the preceding October, November or December to Unitholders of record in any one of those months. Distributions which are taxable as ordinary income to Unitholders will not constitute dividends for purposes of the dividends-received deduction for corporations except, and only to the extent of, a specific designation by the Trust.

 The gross income of the Trust typically will include dividends and gains on sales or other dispositions of portfolio securities. In order to maintain its qualification as a "regulated investment company", the Trust must in the course of a taxable year derive at least 90% of its gross income from dividends, interest, gains on sales or other dispositions of Securities and certain other sources (referred to as "eligible sources"), and must derive less than 30% of its gross income from the sale or other disposition of Stock, Securities and certain other assets held for less than three months. If during a taxable year it appears that less than 90% of the Trust income will be derived from eligible sources, the Sponsor may direct the Trustee to sell Securities which, upon the realization of sufficient aggregate gain, will enable the Trust to maintain its qualification as a regulated investment company.

 Distributions by the Trust that are designated by it as long-term capital gain distributions will be taxable to Unitholders as long-term capital gains, regardless of the length of time the Units have been held by a Unitholder. Dis-tributions of proceeds derived from the sale or redemption of Securities in the Trust portfolio
(exclusive of net capital gain) will not be taxable to Unitholders to the extent that they represent a return of capital; such distributions will, however, reduce a Unitholder's basis in his Units, and to the extent they exceed the basis of his Units will be taxed as capital gain. Any loss realized by a Unitholder on the sale or exchange of Units that are held by him for not more than six months will be treated as a long-term capital loss if a long-term capital gain distribution had been paid to such Unitholder with respect to such Units.

 Withholding For Citizen or Resident Investors.
In the case of any noncorporate Unitholder that is a citizen or resident of the United States, a 31 percent "backup" withholding tax will apply to certain distributions of the Trust unless the Unitholder properly completes and files under penalties of perjury, IRS Form W-9 (or its equivalent).

 The foregoing discussion is a general summary and relates only to certain aspects of the federal income tax consequences of an investment in the Trust. Unitholders may also be subject to state and local taxation. Each Unitholder should consult its own tax advisor regarding the Federal, state and local tax consequences to it of ownership of Units.

 Investment in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh
Plans, and other tax-deferred retirement plans.
Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Investment Executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.

             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price per Unit is based on the aggregate market value of the Stocks, including the U.S. dollar value of the Foreign Stocks based on the applicable currency exchange rate calculated at the Evaluation Time, next determined after the receipt of a purchase order, divided by the number of Units outstanding plus the sales charge set forth below. The public offering price per Unit is computed by dividing the Trust Fund
Evaluation, next determined after receipt of a purchase order by the number of Units outstanding plus the sales charge. (See "Valuation".) The
Public Offering Price on the Initial Date of
Deposit or on any subsequent date will vary from the Public Offering Price calculated on the business day prior to the Initial Date of Deposit due to fluctuations in the value of the Stocks, the currency exchange rates and costs associated with foreign trading.

 Sales charges for secondary market sales are set
forth below. A discount in the sales charge is
available to volume purchasers of Units due to
economies of scale in sales effort and sales
related expenses relating to volume purchases.
The sales charge applicable to volume purchasers
of Units is reduced on a graduated scale for
sales to any person of at least $50,000 or 5,000
Units, applied on whichever basis is more
favorable to the purchaser.
               Secondary Market
                                   Percent of
                                   Public       Percent of
                                   Offering     Net Amount
Aggregate Dollar Value of Units*   Price        Invested
Less than $50,000                  3.75%        3.90%
$50,000 to 99,999                  3.50         3.63
$100,000 to 249,999                3.25         3.36
$250,000 to 499,999                2.75         2.83
$500,000 to 749,999                2.25         2.30
$750,000 to 999,999                2.00         2.04
$1,000,000 to 1,999,999            1.50         1.52
$2,000,000 or more                 1.00         1.01
* The sales charge applicable to volume
purchasers according to the table above will be applied either on a dollar or Unit basis, depending upon which basis provides a more favorable purchase price to the purchaser.

 The volume discount sales charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this Trust will be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. Units held in the name of the pur-chaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

 Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit em-ployees of the Sponsor and its affiliates and certain of their relatives to purchase units of the Trust at a reduced sales charge of $5.00 per 100 Units.

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of PaineWebber Municipal Bond Fund (the "PaineWebber
Series"); The Municipal Bond Trust (the "National
Series"); The Municipal Bond Trust, Multi-State
Program (the "Multi-State Series"); The Municipal
Bond Trust, California Series (the "California
Series"); The Corporate Bond Trust (the
"Corporate Series"); PaineWebber Pathfinder's
Trust (the "Pathfinder's Trust"); the PaineWebber
Federal Government Trust (the "Government
Series"); The Municipal Bond Trust, Insured
Series (the "Insured Series"); or the PaineWebber
Equity Trust (the "Equity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the Exchange Trusts to be acquired based on a reduced sales charge of $15 per Unit, per 100 Units in the case of a trust whose Units cost ap-proximately $10 or per 1,000 units in the case of a trust whose Units cost approximately one dollar. Unitholders of this Trust are not eligible for the Exchange Option into an Equity
Trust, Growth Stock Series designated as a rollover series for the 30 day period prior to termination of the Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unitholder who wishes to exchange
Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option. Each Exchange
Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option. Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual
Retirement Accounts. A Unitholder who purchased
Units of a series and paid a per Unit, per 100
Unit or per 1,000 Unit sales charge that was less than the per Unit, per 100 Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange
Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering
Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be avail-able to a Unitholder. Exchanges will be effected in whole Units only. Any excess proceeds from Unitholders' Units being surrendered will be returned. Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units. An exchange of Units pursuant to the Exchange Option generally will constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss at the time of exchange. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in par-ticular cases.

 The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time with notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.

 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this series to purchase Units of one or more of the Exchange Trusts from the Sponsor.
If Units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed documents. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securities in the Exchange Trust plus the reduced sales charge.
Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling
Unitholder.

 For example, assume that a Unitholder, who has three thousand units of a trust with a current price of $1.30 per unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per Unit based on the bid prices of the underlying securities. In this example, which does not contemplate any rounding up to the next highest number of Units, the proceeds from the Unitholder's Units would ag-gregate $3,900. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four Units in the Exchange Trust for a total cost of $3,620 ($3,560 for the Units and $60 for the sales charge). If all 3,000 Units were tendered, the remaining $280 would be returned to the Unitholder.

 Conversion Option. Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 3.0% (a
"Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit, per 100 Units in the case of Exchange
Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange Option (except that no secondary market is required for Conversion Trust units). To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust.
Any dealer other than PaineWebber must certify that the purchase of the units of the Exchange
Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion
Option at any time with notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit, per 100 Units or per 1,000
Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange
Option section herein.

 Distribution of Units. The minimum purchase in the initial public offering is 100 Units, except that the minimum purchase is 25 Units for purchases made in connection with Individual
Retirement Accounts or other tax-deferred re-tirement plans. Only whole Units may be purchased.

 The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National Association of Securities Dealers, Inc. ("NASD") at prices which include a concession of $.30 per Unit at the highest sales charge, subject to change from time to time. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities
Act of 1933.

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund
Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The
Sponsor may cease to maintain such a market at any time, and from time to time, without notice.
In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $100,000 may be redeemed "in kind" as described under "Redemption." The Sponsor does not in any way guarantee the enforceability, marketability, value or price of any of the stocks in the Trust, nor that of the Units.

 Investors should note the Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 The Sponsor may redeem any Units it has
purchased in the secondary market if it
determines for any reason that it is undesirable to continue to hold these Units in its inventory.
Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleability of the Units and its estimate of the time required to sell the Units and general market conditions.

 A Unitholder who wishes to dispose of his Units should inquire of his bank or broker as to current market prices in order to determine if over-the-counter prices exist in excess of the redemption price and the repurchase price (see
"Redemption").

 Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost, including foreign currency rates, of the Stocks to the Sponsor and the price, including foreign currency rates, at which it deposits the Stocks in the Trust in exchange for Units, which is the value of the Stocks, determined by the Trustee as described under "Valuation". The cost of Stock to the Sponsor in-cludes the amount paid by the Sponsor for brokerage commissions. These amounts are an expense of the Trust.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.

 In selling any Units in the initial public offering after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during the period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.

                 REDEMPTION
 Units may be tendered to Investors Bank & Trust
Company for redemption at its office in person, or by mail at One Lincoln Plaza, 89 South Street,
Boston, MA 02111 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or Trustee. If the Units are represented by a certificate it must be properly endorsed accompanied by a letter requesting redemption. If held in uncertificated form, a written instrument of redemption must be signed by the Unitholder.
Unitholders must sign exactly as their names appear on the records of the Trustee with signatures guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Units tendered to the Trustee for redemption will be cancelled, if not repurchased by the Sponsor.

 Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by the Trustee.
The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation by the number of Units outstanding. (See "Valuation".)

 A redemption request is deemed received on the business day (see "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00 p.m., it is deemed received on the next business day.
During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation and Unitholders will receive the Redemption Value next determined after re-ceipt by the Trustee of the redemption request.
Proceeds of a redemption will be paid to the Unitholder no later than the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).

 With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient and for remaining amounts, from the Capital Account. The Trustee is empowered, to the extent necessary, to sell
Securities to meet redemptions. The Trustee will sell Securities in such manner as is directed by the Sponsor. In the event no such direction is given, Stock will be sold pro rata, to the extent possible, and if not possible Stocks having the greatest amount of capital appreciation will be sold first. (See "Administration of the Trust".)
However, with respect to redemption requests in excess of $100,000, the Sponsor may determine in its discretion to direct the Trustee to redeem
Units "in kind" by distributing Securities to the redeeming Unitholder. When Stocks are so distributed, a proportionate amount of each Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The
Sponsor may direct the Trustee to redeem Units
"in kind" even if it is then maintaining a secondary market in Units of the Trust.
Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Stock distributed into cash. The availability of redemption "in kind" is subject to compliance with all applicable laws and regulations, including the Securities Act of 1933, as amended.

 To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. In addition, because of the minimum amounts in which Securities are required to be sold, the proceeds of sale may exceed the amount required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution Dates.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock
Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock
Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION
 The Trustee will calculate the Trust's value
(the "Trust Fund Evaluation") per Unit at the
Evaluation Time set forth under "Summary of Essential Information Regarding the Trust" (1) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (2) on the business day on which any Unit is tendered for redemption, (3) on any other day desired by the Sponsor or the Trustee and (4) upon termination, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below and (b) cash on hand in the Trust and dividends receivable on Stock trading ex-dividend (other than any cash held in any reserve account established under the Indenture) and deducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted, (y) accrued fees and expenses of the Trustee and the Sponsor
(including legal and auditing expenses) and other
Trust expenses. The per Unit Trust Fund
Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof. Business days do not include New Year's Day, Washington's
Birthday, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas
Day and other days that the New York Stock
Exchange is closed.

 The value of Stocks shall be determined by the Trustee in good faith in the following manner:
(1) if the domestic Stocks are listed on one or more national securities exchanges or on the National Market System maintained by the National
Association of Securities Dealers Automated
Quotations System or if the Foreign Stocks are listed on a similar securities exchange or system, such evaluation shall be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof (deemed to be the New
York Stock Exchange in the case of the domestic
Stocks if such Stocks are listed thereon), (2) if there is no such appropriate closing sales price on such exchange or system, at the mean between the closing bid and asked prices on such exchange or system (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Stocks are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price in the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or (4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Stock in good faith on the bid side of the market or (d) by any combination thereof. The evaluation of Foreign
Stocks will be based on the U.S. dollar
equivalent calculated at the relevant exchange rate for such Stocks. The relevant exchange rate used for such evaluations will include the cost of any forward foreign exchange contract in the relevant currency, if any, purchased by the Trustee pursuant to the terms of the agreement.

 The tender of a Stock pursuant to a tender offer will not affect the method of valuing Stock.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE
On the business day prior to the Initial Date of Deposit, the Public Offering Price per Unit
(which figure includes the sales charge) exceeded the Redemption Value (see "Essential
Information"). The prices of the Securities are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.

              EXPENSES OF THE TRUST
The cost of the preparation and printing of the Indenture and this Prospectus, the initial fees of the Trustee, advertising expenses and expenses incurred in establishing the Trust, including legal and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.

 The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The
Sponsor's fee, which is not to exceed $.0025 per Unit per calendar year, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the PaineWebber Equity Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

 For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $.0170 per Unit, based on the largest number of Units outstanding during the previous month. In addition, the regular and recurring expenses of the Trust are estimated to be $.0223 per Unit annually which include, but are not limited to certain mailing, printing, and audit expenses. Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.

 The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or, if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.

 In addition to the above, the following charges are or may be incurred by each Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital Account (see "Administration of the
Trust--Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges;
(4) expenses and costs of any action taken by the Trustee to protect the trusts and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Securities; (7) expenses incurred in holding and trading Foreign Stocks outside the United States;
and (8) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).

 The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any annual audit expense which exceeds $.0050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financials upon request.

 The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Date of Deposit, dividends on the Stocks are expected to be sufficient to pay the entire amount of estimated expenses of the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell Securi-ties to meet the expenses of the Trust.
Securities will be selected in the same manner as is set forth under "Redemption".

              RIGHTS OF UNITHOLDERS
Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued unless a request, in writing with signature guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee, is delivered by the Unitholder to the Sponsor. Issued Certificates are transferable by presentation and surrender to the Trustee at its office in Boston, Massachusetts properly endorsed or accompanied by a written instrument or instruments of transfer. Uncertificated Units are transferable by presentation to the Trustee at its office in Boston of a written instrument of transfer.

 Certificates may be issued in denominations of one Unit or any integral multiple thereof as deemed appropriate by the Trustee. A Unitholder may be required to pay $2.00 per certificate reissued or transferred, and shall be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, mutilated, stolen or lost certificates, the Unitholder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur.
Mutilated certificates must be surrendered to the Trustee for replacement.

                DISTRIBUTIONS
The Trustee will distribute net dividends and interest, if any, from the Income Account on the quarterly Distribution Dates to Unitholders of record on the preceding Record Date.
Distributions from the Capital Account will be made on annual Distribution Dates to Unitholders of record on the preceding Record Date.
Distributions of less than $.05 per Unit need not be made from the Capital Account on any Distribution Date. See "Essential Information".
Whenever required for regulatory or tax purposes, the Trustee will make special distributions of any dividends or capital on special Distribution
Dates to Unitholders of record on special Record
Dates declared by the Trustee.

 Upon termination of the Trust, each Unitholder of record on such date will receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See
"Termination".)

             ADMINISTRATION OF THE TRUST
Accounts. All dividends and interest received on Securities, proceeds from the sale of Securities or other moneys received by the Trustee on behalf of the Trust may be held in trust in non-interest bearing accounts until required to be disbursed.

 The Trustee will credit on its books to an Income Account dividends, if any, and interest income, on Securities in the Trust. All other receipts (i.e., return of principal and gains) are credited on its books to a Capital Account. A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust.
(See "Expenses and Charges.") In addition, the
Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With any distribution from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 The Trustee keeps records and accounts of the Trust at its office in Boston, including records of the names and addresses of Unitholders, a current list of underlying Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

 Within sixty (60) days after the end of each calendar year, commencing with calendar year
1995, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per
Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any Securities sold during the year and the Securities held at the end of such year;
(3) the Trust Fund Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of a materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends on such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such Securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends on the Securities;

 (5) upon the decline in price or the occurrence of any materially adverse credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;

 (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Security in the best interests of the Uni-tholders (as further described under "Risk
Factors and Special  Considerations" herein);

 (7) upon a decrease in the Sponsor's internal rating of the Security; or

 (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

 Securities may also be sold in the manner described under "The Trust". The Trustee may dispose of Securities where necessary to pay
Trust expenses or to satisfy redemption requests as directed by the Sponsor, and the proceeds of such sale may not be reinvested.

 Cash received upon the sale of Stock (including sales to meet redemption requests) and dividends received will not be reinvested and will be held in a non-interest bearing account until distribution on the next Distribution Date to Unitholders of record.

             AMENDMENT OF THE INDENTURE
The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting
Unitholders' rights or their interest in the Trust.

             TERMINATION OF THE TRUST
The Indenture provides that the Trust will terminate on the Mandatory Termination Date. If the value of the Trust as shown by any evaluation is less than fifty per cent (50%) of the market value of the Stocks upon completion of the deposit of Stocks, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the unitholders. In no event will the Trust continue beyond the Mandatory Termination
Date.

 Unless advised to the contrary by the Sponsor, approximately 20 days prior to the termination of the Trust the Trustee will begin to sell the Securities held in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Moneys held upon the sale of Securities may be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Securities in the Trust in the period prior to termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

                  SPONSOR
The Sponsor, PaineWebber Incorporated, is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues.
The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

                  TRUSTEE
The Co-Trustees are The First National Bank of
Chicago, a national banking association with its corporate trust office at One First National
Plaza, Suite 0126, Chicago, Illinois 60670-0126
(which is subject to supervision by the
Comptroller of the Currency, the Federal Deposit
Insurance Corporation and the Board of Governors of the Federal Reserve System) and Investors Bank
& Trust Company, a Massachusetts trust company with its principal office at One Lincoln Plaza, 89 South Street, Boston, Massachusetts 02111, toll-free number 800-356-2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal Deposit Insurance
Corporation and the Board of Governors of the Federal Reserve System).

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The
Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses
(including counsel fees) of defending itself against any claim of liability.

              INDEPENDENT AUDITORS
The financial statements, including the Schedule of Investments, of the Trust in this prospectus have been audited by Ernst & Young LLP, Independent Auditors, and have been included herein in reliance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS
The legality of the Units offered hereby has been passed upon by Orrick, Herrington &
Sutcliffe LLP, 666 Fifth Avenue, New York, New
York, as counsel for the Sponsor.

     ESSENTIAL INFORMATION REGARDING THE TRUST
              As of October 31, 1996
Sponsor:       PaineWebber Incorporated
Co-Trustees:   Investors Bank & Trust Co. and
               The First National Bank of Chicago
Initial Date of Deposit: November 10, 1994
Aggregate Market Value of Securities in Trust:                         $7,316,091
Number of Units:                                                       558,000
Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                             1/558,000th
Calculation of Public Offering Price Per Unit*:
Aggregate Value of Net Assets in Trust                                 $7,320,912
Divided by 558,000 Units                                               $13.1199
Plus Sales Charge of 3.75% of Public Offering Price                    $.5112
Public Offering Price per Unit                                         $13.6311
Redemption Value per Unit:                                             $13.1199
Excess of Public Offering Price over Redemption Value per Unit:        $.5112
Sponsor's Repurchase Price Per Unit:                                   $13.1199
Excess of Public Offering over Sponsor's Repurchase Price per Unit:    $.5112
Evaluation Time:                                                       4 P.M. New York Time
Distribution Dates* *:                                                 January 20, April 20, July 20,
                                                                       October 20
Record Dates:                                                          March 31, June 30, September 30,
                                                                       December 31
Mandatory Termination Date:                                            January 20, 2000
Discretionary Liquidation Amount:                                      50% of the value of the Securities
                                                                       upon completion of the deposit of
                                                                       the Securities
Estimated Annual Expenses of the Trust* * *                            $.0418 per Unit

    *  The Public Offering Price will be based
upon the value of the Stocks next computed following receipt of the purchase order plus the applicable sales charges. (See " Valuation " ).
   * * See " Distributions "
 * * * See " Expenses of Trust ". Estimated dividends from the Stocks, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay estimated expenses of the Trust.

                      REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
THE PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES
SIXTEEN:
  We have audited the accompanying statement of financial condition, including the schedule of investments, of The PaineWebber Equity Trust,
Growth Stock Series Sixteen as of October 31,
1996 and the related statements of operations and changes in net assets for the year ended October
31, 1996, and for the period from November 10, 1994 (date of deposit) to October 31, 1995. These financial statements are the responsibility of the Co-Trustees. Our responsibility is to express an opinion on these financial statements based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 1996, as shown in the statement of financial condition and schedule of investments, by correspondence with the Co-Trustees. An audit also includes assessing the accounting principles used and significant estimates made by the Co-Trustees, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The
PaineWebber Equity Trust, Growth Stock Series
Sixteen at October 31, 1996 and the results of its operations and changes in its net assets for the year ended October 31, 1996, and for the period from November 10, 1994 to October 31,
1995, in conformity with generally accepted ac-counting principles.
                           ERNST & YOUNG LLP
New York, New York
February 4, 1997

            THE PAINEWEBBER EQUITY TRUST,
             GROWTH STOCK SERIES SIXTEEN
           STATEMENT OF FINANCIAL CONDITION
                 October 31, 1996
                  ASSETS
Common Stock - at market value (Cost $5,256,519)
(note 1 to schedule of investments)                $7,316,091
Dividends receivable                               2,930
Cash                                               19,602
Total Assets                                       $7,338,623
         LIABILITIES AND NET ASSETS
Accrued expenses payable                                                   $17,711
Total Liabilities                                                          17,711
Net Assets (558,000 units of fractional undivided interest outstanding):
Cost to investors (note B)                                                 $5,461,318
Less sales charge (note C)                                                 (204,799)
Net amount applicable to investors                                         5,256,519
Net unrealized market appreciation (note D)                                2,059,572
Net amount applicable to unitholders                                       7,316,091
Undistributed investment income-net                                        169
Undistributed proceeds from securities sold                                4,652
Net assets                                                                 7,320,912
Total Liabilities and Net Assets                                           $7,338,623
Net asset value per Unit                                                   $13.12
          See accompanying notes to financial statements.

            THE PAINEWEBBER EQUITY TRUST,
             GROWTH STOCK SERIES SIXTEEN
              STATEMENT OF OPERATIONS
                                                                             Period from
                                                                             November 10,
                                                                             1994 (date of
                                                           Year Ended        deposit) to
                                                           October 31,       October 31,
                                                           1996              1995
Operations:
Dividend Income                                            $60,106           $37,232
Total investment income                                    60,106            37,232
Less expenses:
Trustee's fees, expenses and evaluator's expense           44,838            19,179
Total expenses                                             44,838            19,179
Investment Income-net                                      15,268            18,053
Realized and unrealized gain on investments-net:
Net realized gain on securities transactions               644,534           27,699
Net change in unrealized market appreciation               574,084           1,485,488
Net realized and unrealized gain on investments            1,218,618         1,513,187
Net increase in net assets resulting from operations       $1,233,886        $1,531,240
          See accompanying notes to financial statements.

            THE PAINEWEBBER EQUITY TRUST,
             GROWTH STOCK SERIES SIXTEEN
         STATEMENT OF CHANGES IN NET ASSETS
                                                                             Period from
                                                                             November 10,
                                                                             1994 (date of
                                                           Year Ended        deposit) to
                                                           October 31,       October 31,
                                                           1996              1995
Operations:
Investment income-net                                      $15,268           $18,053
Net realized gain on securities transactions               644,534           27,699
Net change in unrealized market appreciation               574,084           1,485,488
Net increase in net assets resulting from operations       1,233,886         1,531,240
Less: Distributions to Unitholders (Note E)
Principal                                                  267,394           42,349
Investment Income                                          13,284            22,053
Total Distributions                                        280,678           64,402
Less: Units Redeemed By Unitholders (Note F)
Value of units redeemed at date of redemption              2,138,395         ---
Undistributed income at date of redemption                 347               ---
Total Redemptions                                          2,138,742         ---
Increase (decrease) in net assets                          (1,185,534)       1,466,838
Net Assets:
Beginning of Period                                        8,506,446         ---
Supplemental Deposits                                      ---               7,039,608
End Of Period                                              $7,320,912        $8,506,446
                See accompanying notes to financial statements.

            NOTES TO FINANCIAL STATEMENTS
               October 31, 1996
(A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Security transactions are
 accounted for on the date the securities are
purchased or sold.
(B) Cost to investors represents the initial
public offering price as of the date of deposit,
and the value of units
 through supplemental deposits computed on the
basis set forth under "Public Offering Price of
Units".
(C) Sales charge in the Initial Public Offering
period was 3.75% (3.90% of the net amount
invested). See "Public
 Offering of Units - Sales Charge and Volume
Discount", for information relating to the
secondary market.
(D) At October 31, 1996, the gross unrealized
market appreciation was $2,449,782 and the gross
unrealized market
 depreciation was ($390,210). The net unrealized
market appreciation was $2,059,572.
(E) Regular distributions of net income and
principal receipts not used for redemption of
units are made quarterly.
 Special distributions may be made as the Sponsor
and Trustee deem necessary to comply with income
tax regulations.
(F)  The following units were redeemed with
proceeds of securities sold as follows:
                                                                           Period from
                                                                           November 10,
                                                                           1994 (date of
                                                         Year Ended        deposit) to
                                                         October 31,       October 31,
                                                         1996              1995
Total number of units redeemed                           172,000           ---
Redemption amount                                        $2,138,742        ---
The following units were sold through supplemental
deposits:
Number of units sold                                     ---               630,000
Value of amount, net of sales charge                     ---               $6,074,588

            THE PAINEWEBBER EQUITY TRUST,
             GROWTH STOCK SERIES SIXTEEN
              SCHEDULE OF INVESTMENTS
               As of October 31, 1996
COMMON STOCKS (100%)
Name of Issuer                               Number of Shares       Market Value
Advertising: (2.31%)
Omnicom Group, Inc.                          3,397                  $169,001
Banking/Finance: (2.23%)
Barnett Banks, Inc.                          4,279                  163,137
Biotechnology: (8.43%)
Amgen, Inc.*                                 3,180                  194,974
Biogen, Inc,*                                2,306                  171,797
Chiron Corporation*                          4,979                  113,895
Genzyme Corp.-General Division(3)*           5,928                  136,344
Building Materials: (.78%)
Ply-Gem Industries, Inc.                     4,669                  57,195
Cellular/Paging Communication: (3.92%)
Grupo Iusacell S.A.~*                        2,964                  22,601
Paging Network, Inc.*                        5,595                  95,814
Rogers Cantel Mobil Communications*          2,853                  66,689
Vodafone Group plc ~                         2,634                  101,738
Construction: (.51%)
Empresas ICA Sociedad Controladora
    S.A. de C.V. ~*                          2,853                  37,089
Computer Hardware/Software: (7.46%)
Compaq Computer Corporation*                 2,249                  156,587
Microsoft Corporation*                       1,426                  195,719
Oracle Corporation*                          4,573                  193,495
Consumer/Household Products: (4.43%)
Gillette Company                             2,450                  183,137
Procter & Gamble Company                     1,426                  141,174
Consumer Finance: (1.13%)
World Acceptance Corporation*                12,522                 82,958
Electrical: (1.74%)
Emerson Electric Company                     1,426                  126,914
Electronics/Semi-Conductors: (10.53%)
Hewlett-Packard Company                      3,016                  133,081
Intel Corporation                            2,961                  325,340
Littelfuse, Inc.*                            3,511                  144,829
Motorola, Inc.                               1,534                  70,564
Nokia Corporation ~                          2,079                  96,414
Entertainment: (5.18%)
Walt Disney Company                          3,180                  209,482
Time Warner, Inc.                            2,579                  96,068
Viacom, Inc.*                                2,249                  73,374
Food/Beverage: (4.00%)
The Coca-Cola Company                        3,509                  177,204
Wrigley (WM) Jr. Company                     1,920                  115,680
Food Retailer: (6.34%)
General Nutrition Companies, Inc.*           6,370                  116,252
Starbucks Corporation*                       6,370                  207,025
Whole Foods Market, Inc.*                    5,493                  140,758
Healthcare/Hospitals: (2.44%)
Columbia/HCA Healthcare Corporation          3,374                  120,603
Integrated Health Services, Inc.             2,359                  58,090
Investment Conglomerate: (1.45%)
Swire Pacific Ltd. (2)                       12,000                 105,918
                                                                    (Continued)

            THE PAINEWEBBER EQUITY TRUST,
             GROWTH STOCK SERIES SIXTEEN
               SCHEDULE OF INVESTMENTS
              As of October 31, 1996
COMMON STOCKS (100%)
Name of Issuer                                Number of Shares       Market Value
Machinery: (2.36%)
AlliedSignal, Inc.                            2,634                  $172,527
Medical Delivery Services: (8.96%)
Apria Healthcare Group, Inc.(3)*              6,683                  127,812
Boston Scientific Corporation*                5,548                  301,672
Medtronic, Inc.                               3,508                  225,827
Motor Vehicle Parts: (3.45%)
Special Devices, Inc.*                        4,835                  60,438
Superior Industries International, Inc.       2,990                  72,881
TRW, Inc.                                     1,315                  119,008
Packaging: (1.68%)
Buenos Aires Embotelladora ~                  2,194                  12,341
Crown Cork & Seal Company, Inc.               2,306                  110,688
Power Utility: (1.14%)
China Light & Power Company Ltd.(2)           18,000                 83,570
Publishing: (1.76%)
A.H. Belo Corporation                         3,292                  128,388
Radio Network: (.55%)
Grupo Radio Centro S.A. de C.V. ~*            5,878                  40,411
Real Estate Development: (1.87%)
Sun Hung Kai Properties Ltd.(2)               12,000                 136,570
Specialty Retailer: (4.76%)
Barnes & Noble*                               3,185                  105,503
CUC International, Inc.*                      6,665                  163,280
Home Shopping Network, Inc.*                  7,856                  79,542
Telecommunications: (1.40%)
Telecom Argentina S.A. Cl.B (2)               14,500                 53,656
Telefonos de Mexico S.A. ~                    1,590                  48,495
Television/Cable Networks: (2.96%)
Bell Cablemedia plc ~*                        3,622                  58,858
United Video Satellite Group, Inc.*           8,896                  157,904
Water Treatment: (6.23%)
Ionics, Inc*.                                 3,048                  140,208
US Filter Corporation*                        9,147                  315,572
TOTAL INVESTMENTS                                                    $7,316,091
(1) Valuation of Securities was made by the
Co-Trustees as described in "Valuation".
(2) Foreign Stock.
(3) Of the 57 stocks in the portfolio, Homedco
Group and Genzyme Corp. have restructured.
Homedco Group
 merged to form Apria Healthcare and Genzyme
spun off its Tissue Repair Division.
  * Non-income producing.
 ~ American Depositary Receipts.



                    CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2    Opinion of Counsel as to legality of securities
                     being registered.
          EX-27      Financial Data Schedule
          EX-99.C1   Consent of Independent Auditors
                                FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, PaineWebber Equity Trust, Growth Stock Series 16 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities
  Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of
  New York, and the State of New York on the 11th day of February,
  1997.
                       PAINEWEBBER EQUITY TRUST, GROWTH
                  STOCK SERIES 16
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 11th day of February, 1997.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer,
                              Director & Member of the Executive
                              Committee *
  Regina A. Dolan             Senior Vice President, Chief Financial Officer
                              and Director *
  Joseph J. Grano, Jr.        President, Retail Sales & Marketing,
                              Director and Member of the Executive
                              Committee *
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement for File No. 33-19786.